CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Capitalized software costs, accumulated amortization	$ 156,355	$ 112,250	$ 82,120
Website development costs, accumulated amortization	2,916	21,250	5,000
Convertible short term bridge notes payable, discount	$ 0	$ 535,053	$ 111,574
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	25,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	400,000,000	400,000,000	400,000,000
Common stock, issued	165,144,107	145,138,192	79,203,336
Common stock, outstanding	165,144,107	145,138,192	79,203,336
Series A Preferred stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, liquidation value	$ 2.62	$ 2.62	$ 2.62
Preferred stock, designated	1,526,718	1,526,718	1,526,718
Preferred stock, issued	164,805	269,862	901,237
Preferred stock, outstanding	164,805	269,862	901,237
Series B Preferred stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, liquidation value	$ 9.09	$ 9.09	$ 9.09
Preferred stock, designated	1,000,000	1,000,000	1,000,000
Preferred stock, issued	511,551	511,551	220,022
Preferred stock, outstanding	511,551	511,551	220,022